Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 31, 2011
GuideMark(SM) World ex-US Fund (First Prospectus Summary) | GuideMark(SM) World ex-US Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEMARKSM WORLD EX-US FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuideMarkSM World ex-US Fund (formerly, AssetMark International Equity Fund)
(the "Fund") seeks capital appreciation over the long term.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47.34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.34%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund will invest primarily in equity securities incorporated or traded outside the United States. Generally, the Fund's assets will be invested in securities of companies located in developed and emerging market countries, with regional exposures generally being neutral relative to the Fund's benchmark. The Fund will, under normal circumstances, invest in a minimum of three countries outside of the United States.

The Fund's investments in equity securities may include common stocks, real estate investment trusts ("REITs"), unit stocks, stapled securities, exchange-traded funds ("ETFs") and preferred stocks of companies of any size capitalization. The Fund also may invest in depositary receipts, including
American Depositary Receipts ("ADRs") of foreign companies and Global Depositary
Receipts ("GDRs"). Depositary receipts are typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The Fund also may invest in certain types of derivative instruments in order to
(i) "equitize" cash balances by gaining exposure to relevant equity markets; and
(ii) hedge exposure to foreign currencies. The types of derivatives in which the
Fund may invest include futures, forward and other similar instruments. The Fund may engage in currency futures and currency forwards for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivatives for hedging may reduce the overall risk level of the
Fund, albeit at a cost that may lower overall performance.

The sub-advisor manages the Fund using an optimized strategy that focuses on specialization across the equity markets. The sub-advisor generally seeks to control sector and country exposures relative to the weight of each sector and country in the Fund's benchmark index and maintain regional neutrality. Within each sector, the sub-advisor uses a fundamental, bottom-up research approach to identify companies that the sub-advisor believes present the greatest investment opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include future forward contracts and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the Advisor. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Liquidity Risk: Liquidity risk is the risk that certain securities may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security. This may cause the Fund to buy or sell securities at less favorable prices or in different quantities, which may negatively affect the Fund's ability to achieve its objectives.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the "1940
Act"). REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Because of these and additional factors, REITs may not exhibit the same (or any)
correlation with inflation that real estate or other real estate securities exhibit.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the
Fund will indirectly bear. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to
April 1, 2011, different sub-advisors managed the Fund. In addition, the Fund previously used different investment strategies. The performance set forth below is attributable to the previous sub-advisors and investment strategies.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	GUIDEMARKSM WORLD EX-US FUND - SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The performance of the Fund's Service Shares for the period ended June 30, 2011 was 3.22%.  During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

                         Best Quarter:  Q 2  2009 21.21%
                         Worst Quarter: Q 3  2008 -23.21%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns Period Ended December 31, 2010
GuideMark(SM) World ex-US Fund (First Prospectus Summary) | GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The performance of the Fund's Service Shares for the period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
GuideMark(SM) World ex-US Fund | MSCI All Country World ex US Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex US Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) World ex-US Fund | MSCI EAFE ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.51%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Annual Return 2002	rr_AnnualReturn2002	(19.79%)
Annual Return 2003	rr_AnnualReturn2003	36.66%
Annual Return 2004	rr_AnnualReturn2004	18.38%
Annual Return 2005	rr_AnnualReturn2005	14.41%
Annual Return 2006	rr_AnnualReturn2006	24.98%
Annual Return 2007	rr_AnnualReturn2007	12.54%
Annual Return 2008	rr_AnnualReturn2008	(47.47%)
Annual Return 2009	rr_AnnualReturn2009	21.98%
Annual Return 2010	rr_AnnualReturn2010	0.42%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) World ex-US Fund | Service Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
GuideMark(SM) World ex-US Fund | Service Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001

[1]	As of April 1, 2011, the Fund has selected the MSCI All Country World (ACWI) ex US Index to serve as its benchmark index to reflect its new investment strategies and sub-advisor. The MSCI EAFE® Index no longer serves as the Fund's benchmark index.
[2]	Please note the Fund expense ratio shown above differs from the expense ratio in the "Financial Highlights" section of the Prospectus, because the "Financial Highlights" shows expense ratio information that excludes the amount of any acquired fund fees and expenses experienced indirectly.